Related Party Transactions	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On September 29, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the amount of Founder Shares outstanding will equal, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Support Agreement

The Company agreed, commencing on January 7, 2021, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of December 31, 2020 no expense was incurred.

Lee Strategic Services Agreement

Commencing on January 6, 2021 the Company will pay its Chief Financial Officer, Hahn Lee, $12,500 per month for his services prior to the initial Business Combination. As of December 31, 2020 no expense was incurred.

Promissory Note — Related Party

On September 29, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. As of December 31, 2020, there was $155,000 in borrowings outstanding under the Promissory Note. The outstanding balance under the Note of $155,000 was repaid at the closing of the Initial Public Offering on January 11, 2021.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 29, 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 5,750,000 shares of Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 750,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part, so that the amount of Founder Shares outstanding will equal, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, no Founder Shares are currently subject to forfeiture.

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Administrative Services Agreement

The Company agreed, commencing on January 7, 2021, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2021, the Company incurred and paid $30,000 and $88,065 in fees for these services.

Lee Strategic Services Agreement

Commencing on January 6, 2021 the Company will pay its Chief Financial Officer, Hahn Lee, $12,500 per month for his services prior to the initial Business Combination. For the three and nine months ended September 30, 2021, the Company incurred and paid $37,500 and $110,484 in fees for these services.

Promissory Note — Related Party

On September 29, 2020, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest bearing and is payable on the earlier of (i) June 30, 2021, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. The outstanding balance under the Note of $150,000 was repaid at the closing of the Initial Public Offering on January 11, 2021. Borrowings under the Promissory Note are no longer available.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2021 and December 31, 2020, there were no amounts outstanding under the Working Capital Loans.

Manscaped Holdings, LLC [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

11.  Related Party Transactions

In November 2018 and March 2019, the Company entered into convertible promissory note agreements with a trust for $1.0 million (the “2018A Note”) and $2.0 million (the “2019A Note”) respectively. Each of the Convertible Notes had a 6% interest rate, a three-year maturity and would automatically convert upon a qualified financing.

Subsequent to the Company entering into the convertible promissory note agreements, in June 2019, the trustee of the trust became a board member of the Company. Both the 2018A Note and 2019A Note were automatically converted in February 2020 as a result of the Series A-3 preferred equity financing. On the date of conversion, the 2018A Note outstanding principal and accrued interest balance of $1.1 million was converted into 1,850,259.8 Series A-1 preferred units and the 2019A Note outstanding principal and accrued interest balance of $2.1 million was converted into 1,366,376 Series A-2 preferred units. The amount of interest expense for the nine months ended September 31, 2020 related to the Convertible Notes was not significant.

15.    Related Party Transactions

A principal owner of the Company is a director for a cologne company from which the Company has purchased cologne inventory. Additionally, an executive officer and principal owner of the Company was a principal owner of this same cologne company until August 2019. Purchases of cologne inventory for the years ended December 31, 2020 and 2019 were $0.4 million and $0.5 million, respectively. These transactions were initially recorded as inventories on the consolidated balance sheets and were subsequently expensed as cost of sales on the consolidated statements of operations. For the years ended December 31, 2020 and 2019, the Company recorded $0.5 million and $0.5 million, respectively, in cost of sales related to sales of the related party cologne inventory. The inventory balance associated with the related party cologne as of December 31, 2020 and 2019 was not significant. There were no amounts payable as of December 31, 2020 or 2019 because of these related party transactions.

A principal owner of the Company is a co-founder of a distribution company. Additionally, an executive officer and principal owner of the Company was a principal owner of this same distribution company until June 30, 2020. During the year ended December 31, 2018, the distribution company loaned $0.4 million to the Company, at a 7.5% annual interest rate, to fund inventory purchases. The Company paid the loan in full in March 2019. There were no amounts outstanding as of December 31, 2019 related to this loan. The $0.4 million repayment is included in repayments of indebtedness on the consolidated statements of cash flows for the year ended December 31, 2019.

In November 2018 and March 2019, the Company entered into convertible promissory note agreements with a trust for $1.0 million (the “2018A Note”) and $2.0 million (the “2019A Note”) respectively. Each of the Convertible Notes had a 6% interest rate, a three-year maturity and would automatically convert upon a qualified financing. See Note 7 for additional information on the Convertible Notes. Subsequent to the Company entering into the convertible promissory note agreements, in June 2019, the trustee of the trust became a board member of the Company. Both the 2018A Note and 2019A Note were automatically converted in February 2020 as a result of the Series A-3 preferred equity financing. On the date of conversion, the 2018A Note outstanding principal and accrued interest balance of $1.1 million was converted into 1,850,259.8 Series A-1 preferred units and the 2019A Note outstanding principal and accrued interest balance of $2.1 million was converted into 1,366,376 Series A-2 preferred units. The outstanding principal balance of the Convertible Notes as of December 31, 2019 was $3.0 million which is included in convertible notes with related party on the consolidated balance sheets. The outstanding accrued interest balance of the Convertible Notes as of December 31, 2019 was $0.2 million which is included in accrued expenses on the consolidated balance sheets. The amount of interest expense for the years ended December 31, 2020 and 2019 related to the Convertible Notes was not significant.